CONSOLIDATED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 100,608	$ 312,707
Prepaid expenses	101,730	30,833
Total Current Assets	202,338	343,540
Marketable securities held in Trust Account	254,202,898	254,187,706
Total Assets	254,405,236	254,531,246
Current liabilities:
Accounts payable and accrued expenses	3,549,523	3,152,970
Related party promissory note	200,000	0
Total Current Liabilities	3,749,523	3,152,970
Warrant Liability	141,900,000	63,680,000
Deferred underwriting fee payable	8,750,000	8,750,000
Total Liabilities	154,399,523	75,582,970
Commitments
Class A ordinary shares subject to possible redemption, 9,342,960 and 17,108,250 shares at redemption value at March 31, 2021 and December 31, 2020, respectively	95,005,712	173,948,273
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	130,948,287	52,020,992
Accumulated deficit	(125,950,477)	(47,022,403)
Total Shareholders' Equity	5,000,001	5,000,003
Total Liabilities and Shareholders' Equity	254,405,236	254,531,246
Class A Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	1,566	789
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares	$ 625	$ 625